Segment reporting - Major customers (Details) - customer	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Geographical information
Number of major customers			2
Customer A
Geographical information
Revenue percentage	70.00%	70.00%	70.00%	71.00%
Customer B
Geographical information
Revenue percentage	21.00%	17.00%	20.00%	17.00%